Business combination (Tables)	9 Months Ended
Sep. 30, 2022
Business combination [Abstract]
Assets acquired and liabilities assumed
Assets acquired and liabilities assumed
The preliminary fair values of the identifiable assets and liabilities of Goodwood as at the date of the acquisition were:

$ in thousands	FV recognized on acquisition
ASSETS
Current assets	$9,912
Non-current assets	2,522
TOTAL ASSETS	$12,433
LIABILITIES
Current liabilities	$(570)
Non-current liabilities	(2,342)
TOTAL LIABILITIES	$(2,912)
TOTAL IDENTIFIABLE NET ASSETS AT FAIR VALUE	$9,521

Previously held equity interest measured at fair value	$(6,030)
Non-controlling interest measured at fair value	(4,453)
Goodwill arising on acquisition	1,356
PURCHASE CONSIDERATION TRANSFERRED	$394

$ in thousands	Cash flow on acquisition
Net cash acquired with the subsidiary	$8,660
Cash paid	(394)
NET CASH FLOW ON ACQUISITION	$8,267